Income Taxes - Schedule of Effective Tax Rate (Details)	12 Months Ended
Dec. 31, 2024
Schedule of Effective Tax Rate [Abstract]
Federal statutory income tax rate	21.00%
State statutory income tax rate, net of effect of state income tax deductible to federal income tax	7.40%
Permanent difference (non-deductible expenses)	0.04%
Effective tax rate	28.44%